Capital Management and Risk Policies - Summary of key macroeconomic variables (Detail)	12 Months Ended
Dec. 31, 2021
QI - 2022 [member] | Base [member]
Disclosure of Credit Quality of Debt Securities [line items]
GDP	1.80%
Unemployment Rate	0.30%
Real Salary	(5.40%)
Badlar rate	17.40%
CPI	54.90%
QI - 2022 [member] | Optimistic [member]
Disclosure of Credit Quality of Debt Securities [line items]
GDP	7.00%
Unemployment Rate	(10.50%)
Real Salary	(4.90%)
Badlar rate	17.40%
CPI	53.20%
QI - 2022 [member] | Pessimistic [member]
Disclosure of Credit Quality of Debt Securities [line items]
GDP	1.70%
Unemployment Rate	4.80%
Real Salary	0.40%
Badlar rate	61.40%
CPI	53.20%
QII - 2022 [member] | Base [member]
Disclosure of Credit Quality of Debt Securities [line items]
GDP	2.30%
Unemployment Rate	7.80%
Real Salary	(5.90%)
Badlar rate	8.40%
CPI	59.60%
QII - 2022 [member] | Optimistic [member]
Disclosure of Credit Quality of Debt Securities [line items]
GDP	10.70%
Unemployment Rate	(3.70%)
Real Salary	(5.10%)
Badlar rate	(0.30%)
CPI	50.50%
QII - 2022 [member] | Pessimistic [member]
Disclosure of Credit Quality of Debt Securities [line items]
GDP	(1.00%)
Unemployment Rate	19.10%
Real Salary	(7.70%)
Badlar rate	58.30%
CPI	72.60%
QIII - 2022 [member] | Base [member]
Disclosure of Credit Quality of Debt Securities [line items]
GDP	0.50%
Unemployment Rate	25.50%
Real Salary	(5.20%)
Badlar rate	(0.50%)
CPI	60.10%
QIII - 2022 [member] | Optimistic [member]
Disclosure of Credit Quality of Debt Securities [line items]
GDP	8.00%
Unemployment Rate	12.20%
Real Salary	(4.60%)
Badlar rate	(6.30%)
CPI	48.00%
QIII - 2022 [member] | Pessimistic [member]
Disclosure of Credit Quality of Debt Securities [line items]
GDP	(4.10%)
Unemployment Rate	75.60%
Real Salary	(11.80%)
Badlar rate	66.90%
CPI	83.20%
QIV - 2022 [member] | Base [member]
Disclosure of Credit Quality of Debt Securities [line items]
GDP	1.50%
Unemployment Rate	9.40%
Real Salary	(4.10%)
Badlar rate	0.00%
CPI	59.00%
QIV - 2022 [member] | Optimistic [member]
Disclosure of Credit Quality of Debt Securities [line items]
GDP	9.60%
Unemployment Rate	(2.50%)
Real Salary	(0.60%)
Badlar rate	(11.80%)
CPI	42.80%
QIV - 2022 [member] | Pessimistic [member]
Disclosure of Credit Quality of Debt Securities [line items]
GDP	(3.60%)
Unemployment Rate	80.90%
Real Salary	(9.00%)
Badlar rate	76.50%
CPI	86.80%